LOSS PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Concord Medical Services Holdings Limited	¥ (271,427)	$ (42,594)	¥ (309,989)	¥ (307,049)
Accretion of contingently redeemable noncontrolling interests	(549,194)	(86,181)	(359,920)	(245,477)
Numerator for EPS computation	(820,621)	(128,775)	(669,909)	(552,526)
Common Class A
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (533,909)	$ (83,784)	¥ (435,855)	¥ (358,274)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	85,265,910	85,265,910	85,265,910	84,450,550
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	85,265,910	85,265,910	85,265,910	84,450,550
Loss per share - basic | (per share)	¥ (6.26)	$ (0.98)	¥ (5.11)	¥ (4.24)
Loss per share - diluted | (per share)	¥ (6.26)	$ (0.98)	¥ (5.11)	¥ (4.24)
Common Class B
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (286,712)	$ (44,991)	¥ (234,054)	¥ (194,252)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	45,787,948	45,787,948	45,787,948	45,787,948
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	45,787,948	45,787,948	45,787,948	45,787,948
Loss per share - basic | (per share)	¥ (6.26)	$ (0.98)	¥ (5.11)	¥ (4.24)
Loss per share - diluted | (per share)	¥ (6.26)	$ (0.98)	¥ (5.11)	¥ (4.24)